Interim Condensed Consolidated Balance Sheets (unaudited) - CAD ($) $ in Millions	Jul. 31, 2021	Oct. 31, 2020
Assets
Cash and due from banks	$ 115,407	$ 118,888
Interest-bearing deposits with banks	80,389	39,013
Securities
Trading	133,894	136,071
Investment, net of applicable allowance (Note 4)	138,056	139,743
Securities	271,950	275,814
Assets purchased under reverse repurchase agreements and securities borrowed	319,896	313,015
Loans (Note 5)
Retail	491,890	457,976
Wholesale	210,739	208,655
Loans	702,629	666,631
Allowance for loan losses (Note 5)	(4,588)	(5,639)
Loans, net	698,041	660,992
Segregated fund net assets	2,526	1,922
Other
Customers' liability under acceptances	19,325	18,507
Derivatives	102,033	113,488
Premises and equipment	7,576	7,934
Goodwill	10,925	11,302
Other intangibles	4,490	4,752
Other assets	60,982	58,921
Total other assets	205,331	214,904
Total assets	1,693,540	1,624,548
Deposits (Note 6)
Personal	358,500	343,052
Business and government	680,413	624,311
Bank	45,965	44,522
Total deposits	1,084,878	1,011,885
Segregated fund net liabilities	2,526	1,922
Other
Acceptances	19,392	18,618
Obligations related to securities sold short	34,760	29,285
Obligations related to assets sold under repurchase agreements and securities loaned	271,165	274,231
Derivatives	97,150	109,927
Insurance claims and policy benefit liabilities	12,496	12,215
Other liabilities	65,813	69,831
Total other liabilities	500,776	514,107
Subordinated debentures (Note 9)	9,050	9,867
Total liabilities	1,597,230	1,537,781
Equity attributable to shareholders
Retained earnings	68,951	59,806
Other components of equity	2,196	3,414
Total equity attributable to shareholders	96,219	86,664
Non-controlling interests	91	103
Total equity	96,310	86,767
Total liabilities and equity	1,693,540	1,624,548
Preferred shares and other equity instruments [member]
Equity attributable to shareholders
Issued capital (Note 9)	7,416	5,945
Common shares [member]
Equity attributable to shareholders
Issued capital (Note 9)	$ 17,656	$ 17,499